Fair Value - Contingent Consideration (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability at beginning of period	$ 14,725,000	$ 15,250,000	$ 15,250,000
Additions		1,500,000	12,625,000	$ 15,250,000
Payment of contingent consideration		(12,000,000)	(13,000,000)
Gain	(2,000,000)		(150,000)
Contingent consideration liability at end of period	12,725,000	4,750,000	14,725,000	15,250,000
Other current liabilities
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability at beginning of period	1,000,000
Contingent consideration liability at end of period			1,000,000
Level 3
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability at beginning of period	14,725,000	$ 15,250,000	15,250,000
Additions			12,625,000	15,250,000
Payment of contingent consideration			(13,000,000)
Gain			(150,000)
Contingent consideration liability at end of period			14,725,000	$ 15,250,000
Level 3 | Other current liabilities
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability at beginning of period	4,825,000
Contingent consideration liability at end of period	7,675,000		4,825,000
Level 3 | Other long-term liabilities
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability at beginning of period	9,900,000
Contingent consideration liability at end of period	$ 5,050,000		$ 9,900,000